Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Schedule of inventories	Inventories consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Raw materials	90,882	177,528
Work-in-process	11,003	18,568
Finished goods	58,896	37,846
Total	160,781	233,942